Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Trading Assets and Liabilities
Trading assets	SFr 111,141	SFr 157,338
Trading liabilities	27,535	45,871
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	54,198	64,395
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	36,546	63,237
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	17,559	25,531
Trading liabilities	10,846	17,745
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	2,838	4,175
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	16,689	28,126
Bank
Schedule of Trading Assets and Liabilities
Trading assets	111,299	157,511
Trading liabilities	27,539	45,871
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	54,297	64,532
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	36,606	63,273
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	17,559	25,531
Trading liabilities	10,846	17,745
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	2,837	4,175
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 16,693	SFr 28,126